Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Delaware Global Listed Real Assets Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Global Listed Real Assets Fund (Class A) – including sales charge
Average Annual Return, Percent	6.98%	3.43%		4.70%
Delaware Global Listed Real Assets Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Global Listed Real Assets Fund (Class C) – including sales charge
Average Annual Return, Percent	11.57%	3.88%		4.53%
Delaware Global Listed Real Assets Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Global Listed Real Assets Fund (Class R) – including sales charge
Average Annual Return, Percent	13.12%	4.40%		5.05%
Delaware Global Listed Real Assets Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Global Listed Real Assets Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	13.74%	4.92%		5.59%
Delaware Global Listed Real Assets Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Global Listed Real Assets Fund (Class R6) – including sales charge
Average Annual Return, Percent	13.82%	5.03%	4.75%
Without Sales Load [Member] | Delaware Global Listed Real Assets Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Global Listed Real Assets Fund (Class A) – excluding sales charge
Average Annual Return, Percent	13.49%	4.67%		5.32%
Without Sales Load [Member] | Delaware Global Listed Real Assets Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Global Listed Real Assets Fund (Class C) – excluding sales charge
Average Annual Return, Percent	12.57%	3.88%		4.53%
Without Sales Load [Member] | Delaware Global Listed Real Assets Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Global Listed Real Assets Fund (Class R) – excluding sales charge
Average Annual Return, Percent	13.12%	4.40%		5.05%
Without Sales Load [Member] | Delaware Global Listed Real Assets Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Global Listed Real Assets Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	13.74%	4.92%		5.59%
Without Sales Load [Member] | Delaware Global Listed Real Assets Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Global Listed Real Assets Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	13.82%	5.03%	4.75%
MSCI ACWI Index (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Average Annual Return, Percent	32.79%	11.08%	10.79%	9.06%
MSCI ACWI Index (gross) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (gross)
Average Annual Return, Percent	33.40%	11.61%	11.34%	9.62%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD
Average Annual Return, Percent	7.68%	(0.11%)	1.22%	2.31%
S&P Global Infrastructure Index (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (net)
Average Annual Return, Percent	32.01%	5.38%	6.27%	5.08%
FTSE EPRA Nareit Developed Index (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index (net)
Average Annual Return, Percent	28.46%	(0.15%)	2.11%	2.86%
S&P Global Natural Resources Index (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index (net)
Average Annual Return, Percent	7.61%	8.39%	7.96%	4.89%